Share-Based Compensation	12 Months Ended
Dec. 31, 2016
Share-based Compensation [Abstract]
Share-Based Compensation
Share-Based Compensation

Employee Stock-Based Compensation Plans — On May 29, 2008, the Company's shareholders approved the 2008 Omnibus Employee Incentive Plan (the “2008 Plan”) providing for the grant of stock options, stock appreciation rights, non-vested stock and performance shares. The 2008 Plan provides for the issuance of an aggregate of 333,333 shares. During the years ended December 31, 2016 and 2015, options for the purchase of 187,832 and 90,000 shares, respectively, were granted under the 2008 Plan. During the years ended December 31, 2016 and 2015, no shares of restricted stock were granted. As of December 31, 2016, 36,013 shares remain available for grant under the 2008 Plan.

On May 24, 2011, the Company's shareholders approved the 2011 Omnibus Employee Incentive Plan (as subsequently amended and restated, the "2011 Plan") providing for the grant of stock options and non-vested stock awards. The 2011 Plan provides for the issuance of an aggregate of 633,333 shares. During the years ended December 31, 2016 and 2015, the Company granted a total of 166,665 and 40,000 stock awards, respectively, to non-employee members of the Board of Directors that immediately vested. During the years ended December 31, 2016 and 2015, options for the purchase of 7,500 and 46,667 shares, respectively, were granted under the 2011 Plan. As of December 31, 2016, 239,028 shares remain available for grant under the 2011 Plan. Effective December 31, 2015, the Company amended certain 2014 and 2015 employee award agreements to specify that any exercise of options under the agreement would be satisfied by an issuance of shares authorized under the 2008 Plan rather than the 2011 Plan. The award agreements were not amended in any other respect, and the options granted thereunder have not been amended in any respect and remain subject to their original exercise prices and vesting schedules.

Options under the 2008 and 2011 Plans are granted at fair value on the date of grant, are exercisable in accordance with various vesting schedules specified in the individual grant agreements, and have contractual lives of 10 years from the date of grant.

The fair value of each stock option granted during the year was estimated on the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2016	2015
Expected life (years)	4.8	4.9
Expected volatility	83%	69%
Expected dividend yield	—	—
Risk-free interest rate	1.4%	1.7%
Weighted average fair value of options granted during the year	$1.21	$2.70

The expected life of options granted is derived from the Company’s historical experience and represents the period of time that options granted are expected to be outstanding.  Expected volatility is based on the Company’s historical volatility.  The risk-free interest rate for periods within the contractual life of the options is based on the U.S. Treasury yield curve in effect at the time of the grant.

The following table summarizes stock option activity for the year ended December 31, 2016:

			Weighted
		Weighted Average	Average Remaining	Aggregate Intrinsic
	Number of Shares	Exercise Price Per Share	Contractual Life (years)	Value (in thousands)
Outstanding at December 31, 2015	286,568	$6.46
Granted	195,332	$1.86
Exercised	—	—
Forfeited and Expired	(77,914)	$4.46
Outstanding at December 31, 2016	403,986	$4.62	8.1	$0
Exercisable at December 31, 2016	196,776	$6.74	7.0	$0

There were no options exercised for the year ended December 31, 2016, under either the 2008 or 2011 plans. For the year ended December 31, 2015, 3,333 stock options valued with a weighted average exercise price of $6.75 were exercised under the 2008 Plan. No stock options were exercised during the year ended December 31, 2015 under the 2011 Plan.

Options for the purchase of 86,736 and 56,208 shares of common stock, respectively, vested during the years ended December 31, 2016 and 2015, and the aggregate fair value at grant date of these options was $0.3 million and $0.3 million, respectively. As of December 31, 2016, there was approximately $0.2 million of unrecognized compensation cost related to stock options which is expected to be recognized over a weighted average period of 1.9 years.

The Company recorded $0.6 million and $0.4 million, of share-based compensation expense in selling, general and administrative expenses for each of the years ended December 31, 2016 and 2015, respectively, related to stock options, non-vested stock, and restricted stock awards.